Financial instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 18,104,899	$ 34,431	$ 644,981
Accounts receivable	3,329,653	210,540
Accounts payable and accrued liabilities	(4,708,051)	(4,913,155)
Total	13,797,579	10,482,034
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	1,366,627	74,749
Accounts receivable	621,817	28,704
Accounts payable and accrued liabilities	(252,463)	(403,273)
Total	$ 1,735,981	(299,820)
Reasonably possible change in valuation (as a percent)	10.00%
Amount of impact on pre-tax gain or loss	$ 174,000	$ 30,000